Summary of Significant Accounting Policies - Schedule of Anti-dilutive Shares (Details) - shares	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive shares (shares)	4,420,108	6,777,983	2,881,113	1,928,626
Unvested restricted shares and units
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive shares (shares)	708,834	814,744	815,632	1,358,317
Incentive share options
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive shares (shares)	3,711,274	5,963,239	2,065,481	570,309